First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 68.0%
	Apparel, Accessories & Luxury Goods – 0.1%
$112,839	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.15%-5.62%	01/06/28	$99,863
	Application Software – 16.3%
207,945	ConnectWise, LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	5.75%	09/30/28	198,172
1,492,366	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	07/30/27	1,419,613
1,636,442	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	6.25%	10/01/27	1,584,616
3,097,338	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	6.37%	12/01/27	3,018,231
3,606,807	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	07/01/24	3,533,552
460,832	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	11/30/27	447,699
1,239,091	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	6.12%	09/15/24	1,201,398
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	8.62%	02/23/29	1,043,038
2,459,178	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	09/13/24	2,385,402
94,792	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	7.00%	04/01/28	90,764
1,416,859	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	6.91%	08/31/27	1,077,351
832,526	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 4.10%, 0.50% Floor	5.70%	02/28/29	793,331
370,654	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.92%	06/05/25	325,249
134,133	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	4.57%	07/19/28	128,097
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	8.87%	04/22/29	339,605
1,461,036	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	4.67%	04/24/28	1,403,412
3,466,842	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.12%	02/05/24	3,396,223
183,722	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.37%	06/04/28	174,203
68,485	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.54%	05/03/26	66,291
				22,626,247
	Asset Management & Custody Banks – 1.4%
1,532,756	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	04/07/28	1,452,931
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	9.12%	07/20/26	452,014
				1,904,945
	Auto Parts & Equipment – 0.1%
204,701	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	04/30/26	196,624
	Broadcasting – 0.7%
124,312	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.12%	01/07/28	121,101

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$664,788	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	05/01/26	$628,557
102,953	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	03/15/24	101,740
89,290	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	03/16/26	87,002
				938,400
	Building Products – 0.1%
101,745	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.84%	02/28/29	90,502
	Cable & Satellite – 1.0%
644,538	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.25%	07/17/25	620,097
871,618	Radiate Holdco, LLC (Astound), Inc. Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	09/25/26	823,078
				1,443,175
	Casinos & Gaming – 1.1%
1,504,658	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	6.33%	01/27/29	1,431,878
82,912	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	5.62%	04/04/29	79,077
				1,510,955
	Data Processing & Outsourced Services – 0.0%
77,763	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.12%	06/24/28	71,017
	Education Services – 0.4%
567,036	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	5.81%	08/02/28	540,102
	Electric Utilities – 2.2%
3,145,297	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.38%	06/23/25	3,032,255
	Electronic Equipment & Instruments – 1.0%
911,606	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	11/03/28	847,038
578,316	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.52%	08/20/25	527,233
				1,374,271
	Environmental & Facilities Services – 0.4%
428,213	Allied Universal Holdco, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	05/14/28	399,462
188,527	Packers Holdings, LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.12%	03/15/28	176,792
				576,254
	Health Care Equipment – 0.0%
33,189	Embecta Corp., Initial Term Loan, 3 Mo. SOFR + 3.00%, 0.50% Floor	5.05%	03/31/29	32,269

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities – 0.2%
$189,805	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	08/24/28	$178,832
141,402	WP CityMD Bidco, LLC (Summit Health), Second Amendment Refi TL, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.50%	12/23/28	135,797
				314,629
	Health Care Services – 6.3%
1,477,814	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	5.75%	12/23/27	1,362,752
529,856	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	12/23/27	492,988
522,833	Aveanna Healthcare, LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.11%	07/15/28	432,383
122,508	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.11%	07/15/28	101,314
674,669	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.76%	03/05/26	648,337
1,283,383	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.75%	09/30/28	1,242,816
2,395,409	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/10/25	619,309
722,980	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.37%	10/29/28	698,709
33,006	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	7.21%	10/29/27	31,025
260,848	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	7.21%	10/29/27	245,198
537,652	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	11/30/27	516,437
537,476	Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	04/22/28	520,680
73,465	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.12%	02/28/28	66,853
360,583	Sevita (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.13%	03/01/28	304,823
447,572	Sevita (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	378,359
25,704	Sevita (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	21,729
522,308	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	02/06/24	465,089
624,318	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	5.96%	09/30/28	583,806
				8,732,607
	Health Care Supplies – 0.7%
997,500	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	10/21/28	951,056
	Health Care Technology – 7.9%
1,685,751	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	5.65%	02/15/29	1,603,570
1,404,504	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.62%	12/16/25	1,308,647

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$903,325	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.99%	08/01/26	$881,121
852,753	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.62%	03/10/28	813,313
345,603	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	10/23/26	335,235
87,900	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	07/25/26	82,406
250,225	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.87%	07/25/26	234,273
3,257,057	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	08/27/25	3,165,469
2,635,935	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.21%	09/30/26	2,563,157
				10,987,191
	Hotels, Resorts & Cruise Lines – 0.2%
275,510	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	08/17/28	265,407
	Industrial Machinery – 0.4%
99,112	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	10/21/28	95,172
439,184	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	6.87%	07/31/27	423,483
				518,655
	Insurance Brokers – 5.8%
3,074,291	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	05/09/25	2,968,628
334,081	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	02/13/27	317,210
349,084	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	5.83%	02/13/27	331,630
497,449	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.87%	02/12/27	472,576
861,282	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	01/27/27	818,984
215,089	Cross Financial Corp., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.81%	09/15/27	208,637
687	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.55%	04/25/25	668
263,027	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.77%	04/25/25	256,046
3,687	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	5.78%	04/25/25	3,602
1,449,012	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.98%	04/25/25	1,415,511
131,495	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.43%	09/01/27	127,660
1,129,665	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.25%	05/15/24	1,108,834
				8,029,986

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services – 2.7%
$347,696	Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.06%	10/08/27	$330,920
2,601,526	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	6.20%	01/31/26	2,449,492
264,937	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	5.41%	08/14/26	251,293
405,003	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	6.58%	03/09/27	382,137
398,703	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.37%	03/09/27	367,532
				3,781,374
	Managed Health Care – 0.6%
857,062	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	5.82%	08/31/28	792,542
	Metal & Glass Containers – 0.1%
108,169	Altium Packaging, LLC (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.13%	02/03/28	102,432
	Movies & Entertainment – 1.5%
185,610	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	10.08%	05/23/24	193,499
348,224	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	383,573
2,272,872	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	4.00%	02/28/25	1,448,728
				2,025,800
	Paper Packaging – 1.2%
73,018	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.37%	08/04/27	70,270
334,333	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.62%	02/05/26	323,607
1,301,873	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.80%-5.87%	09/20/28	1,258,403
				1,652,280
	Pharmaceuticals – 3.4%
113,337	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	9.78%	09/30/25	108,426
574,083	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor (e)	7.25%	09/30/27	475,054
1,708,240	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	10/02/26	1,628,175
96,707	Padagis, LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	7.04%	07/06/28	91,387
2,412,021	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	11/15/28	2,344,943
				4,647,985
	Research & Consulting Services – 1.7%
1,853,772	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.37%	10/31/26	1,804,332
363,099	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.88%	06/02/28	304,549

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$146,368	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.87%	05/26/26	$138,638
128,546	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.42%	08/10/25	121,155
				2,368,674
	Restaurants – 2.3%
147,750	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.15%, 0.75% Floor	4.84%	12/15/27	141,471
2,687,870	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.12%	02/05/25	2,616,829
418,835	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.62%	07/31/28	398,044
				3,156,344
	Soft Drinks – 0.4%
1,225	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 1 Mo. SOFR + 3.25%, 0.50% Floor	5.68%	01/24/29	1,168
488,875	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	5.40%	01/24/29	466,020
67,974	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 2nd Lien Term Loan, 3 Mo. SOFR + 6.00%, 0.50% Floor	8.15%	01/24/30	61,629
				528,817
	Specialized Consumer Services – 1.4%
1,262,056	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	7.62%	01/31/28	1,079,058
851,172	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	5.50%	11/03/23	835,519
				1,914,577
	Specialized Finance – 1.0%
552,047	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.67%	01/08/27	537,324
915,223	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	6.25%	01/08/27	890,814
				1,428,138
	Specialty Stores – 1.7%
122,599	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	03/05/28	111,872
1,963,018	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.50%	03/03/28	1,896,451
378,428	Petsmart, Inc., Initial Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.12%	02/12/28	364,078
				2,372,401
	Systems Software – 3.1%
227,410	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	7.75%	09/19/25	220,831
292,613	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.37%	04/19/25	276,030
854,351	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.12%	10/02/25	820,997
306,982	Idera, Inc., Initial Term Loan, 2 Mo. LIBOR + 3.75%, 0.75% Floor	5.47%	02/15/28	285,239

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$672,090	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.87%	06/13/24	$626,348
600,871	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.82%	08/31/28	576,170
961,095	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	03/05/27	929,859
587,855	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. SOFR + 3.25%, 0.00% Floor	4.78%	03/15/26	571,689
				4,307,163
	Trading Companies & Distributors – 0.6%
842,705	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	6.31%	06/04/28	801,622
43,168	SRS Distribution, Inc., 2022 Refinancing Term Loan, 6 Mo. SOFR + 3.60%, 0.50% Floor	6.18%	06/04/28	41,055
				842,677
	Total Senior Floating-Rate Loan Interests			94,157,614
	(Cost $100,725,722)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 21.9%
	Application Software – 0.2%
456,000	GoTo Group, Inc. (f)	5.50%	09/01/27	334,070
	Broadcasting – 3.2%
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	104,215
533,000	Gray Television, Inc. (f)	7.00%	05/15/27	534,730
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	711,171
44,000	iHeartCommunications, Inc. (f)	5.25%	08/15/27	40,147
625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	562,500
758,000	Nexstar Media, Inc. (f)	5.63%	07/15/27	759,224
63,000	Sinclair Television Group, Inc. (f)	5.13%	02/15/27	56,347
1,407,000	Sirius XM Radio, Inc. (f)	3.13%	09/01/26	1,329,840
349,000	Univision Communications, Inc. (f)	6.63%	06/01/27	350,352
				4,448,526
	Cable & Satellite – 4.0%
2,962,000	CCO Holdings LLC/CCO Holdings Capital Corp. (f)	5.13%	05/01/27	2,909,632
3,001,000	CSC Holdings, LLC (f)	5.75%	01/15/30	2,436,587
118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (f)	4.50%	09/15/26	108,831
				5,455,050
	Casinos & Gaming – 0.9%
1,443,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (f)	6.75%	01/15/30	1,183,217
85,000	VICI Properties L.P./VICI Note Co., Inc. (f)	4.25%	12/01/26	79,946
				1,263,163
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	6.00%	06/15/25	185,228
	Health Care Facilities – 2.7%
714,000	Select Medical Corp. (f)	6.25%	08/15/26	715,946
1,085,000	Tenet Healthcare Corp. (f)	6.25%	02/01/27	1,099,474

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Facilities (Continued)
$358,000	Tenet Healthcare Corp. (f)	5.13%	11/01/27	$353,505
341,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	322,277
1,220,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	1,190,921
				3,682,123
	Health Care Services – 1.5%
150,000	DaVita, Inc. (f)	4.63%	06/01/30	123,286
90,000	DaVita, Inc. (f)	3.75%	02/15/31	68,613
1,842,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	1,713,318
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	140,632
				2,045,849
	Health Care Technology – 0.4%
480,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	483,490
	Insurance Brokers – 3.7%
151,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	4.25%	10/15/27	140,942
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,057,476
223,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	203,269
2,419,000	AssuredPartners, Inc. (f)	7.00%	08/15/25	2,386,583
1,348,000	HUB International Ltd. (f)	7.00%	05/01/26	1,332,660
				5,120,930
	Integrated Telecommunication Services – 0.4%
20,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	17,467
748,000	Zayo Group Holdings, Inc. (f)	6.13%	03/01/28	581,664
				599,131
	Managed Health Care – 0.7%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	928,752
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	44,179
	Paper Packaging – 0.5%
586,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	494,275
282,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (f)	4.00%	10/15/27	248,840
				743,115
	Pharmaceuticals – 0.1%
135,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (f)	5.13%	04/30/31	128,160
	Research & Consulting Services – 0.1%
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	115,889
	Restaurants – 0.7%
977,000	IRB Holding Corp. (f)	7.00%	06/15/25	1,000,443
	Systems Software – 2.5%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	247,102
3,286,000	SS&C Technologies, Inc. (f)	5.50%	09/30/27	3,245,270
				3,492,372

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trucking – 0.2%
$272,000	Hertz (The) Corp. (f)	4.63%	12/01/26	$242,541
	Total Corporate Bonds and Notes			30,313,011
	(Cost $32,566,064)
FOREIGN CORPORATE BONDS AND NOTES – 1.7%
	Auto Parts & Equipment – 0.1%
110,000	Clarios Global L.P./Clarios US Finance Co. (f)	8.50%	05/15/27	111,505
	Building Products – 1.0%
1,398,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,420,927
28,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	25,690
				1,446,617
	Data Processing & Outsourced Services – 0.3%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (f)	4.00%	06/15/29	372,206
	Environmental & Facilities Services – 0.1%
114,000	GFL Environmental, Inc. (f)	4.00%	08/01/28	103,009
	Restaurants – 0.2%
307,000	1011778 BC ULC/New Red Finance, Inc. (f)	4.38%	01/15/28	285,021
	Total Foreign Corporate Bonds and Notes			2,318,358
	(Cost $2,437,747)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Oil & Gas Exploration & Production – 0.1%
47,894	Tribune Resources, Inc. (fka Ascent Resources - Marcellus, LLC) (g) (h)	109,557
	Pharmaceuticals – 0.1%
26,696	Akorn, Inc. (g) (h)	169,066
	Total Common Stocks	278,623
	(Cost $459,778)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC (Crown), expiring 11/23/25 (h) (i)	19,002
	Oil & Gas Exploration & Production – 0.0%
12,400	Tribune Resources, Inc. (fka Ascent Resources - Marcellus, LLC), expiring 3/20/23 (h) (i)	310
	Total Warrants	19,312
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (h) (i)	18,728
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (i) (j) (k)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (i) (j) (k)	0
		0
	Total Rights	18,728
	(Cost $23,096)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 4.2%
5,792,670	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.75% (l)	$5,792,670
	(Cost $5,792,670)
	Total Investments – 96.0%	132,898,316
	(Cost $142,006,317)
	Net Other Assets and Liabilities – 4.0%	5,473,027
	Net Assets – 100.0%	$138,371,343

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $20,908 for Cineworld Group PLC (Crown).
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022), this security paid all of its interest in cash.
(e)	On June 16, 2022, Mallinckrodt plc completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a new replacement term loan.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $31,920,198 or 23.1% of net assets.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. See Restricted Securities table.
(h)	Non-income producing security.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs.
(l)	Rate shown reflects yield as of July 31, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 94,157,614	$ —	$ 94,157,614	$ —
Corporate Bonds and Notes*	30,313,011	—	30,313,011	—
Foreign Corporate Bonds and Notes*	2,318,358	—	2,318,358	—
Common Stocks*	278,623	—	278,623	—
Warrants*	19,312	—	19,312	—
Rights:
Electric Utilities	18,728	—	18,728	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	5,792,670	5,792,670	—	—
Total Investments	$ 132,898,316	$ 5,792,670	$ 127,105,646	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2022, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 285,720	$ 285,095	$ 271,792	$ (13,303)
Veritext Corporation (VT TopCo, Inc.), Term Loan	8,563	8,563	8,114	(449)
		$293,658	$279,906	$(13,752)

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$6.33	$306,038	$169,066	0.12%
Tribune Resources, Inc. (fka Ascent Resources - Marcellus, LLC)	04/05/18	47,894	2.29	153,740	109,557	0.08
				$459,778	$278,623	0.20%